Subsequent Events (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Estimated Useful Life
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Estimated Useful Life

Equipment acquired by the Company is recorded at cost, net of accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred, if any. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets as follows:

Computer hardware	4 years
Tool and machine	4 years
Computer equipment	3 years

Equipment acquired by the Company is recorded at cost, net of accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred, if any. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets as follows:

Computer hardware	4 years
Computer equipment	3 years